EV
Traditional
Emerging
Growth
Fund



[EATON VANCE LOGO]
EATON VANCE
Mutual Funds

Investing
for the
21st
Century


Eaton Vance
Global Management -- Global Distribution


Semiannual Report June 30, 1997



EV TRADITIONAL EMERGING GROWTH FUND as of June 30, 1997

INVESTMENT UPDATE


Investment Environment

The Economy

[bullet] The economy has demonstrated a continuing solid growth trend in 1997 with few signs of inflation. Despite stronger-than expected GDP growth of 5.9% in the first quarter, inflation rose at an annualized rate of only 2.1%, as measured by the Consumer Price Index.

[bullet] The nation's unemployment rate reached a 24-year low of 4.8% in May, before rising slightly to 5.0% in June. Job creation has been especially brisk in the technology and financial services sectors.

The Stock Market

[bullet] The stock market was generally paced in the first half by large-cap blue chip companies, which have enjoyed strong earnings growth in the recent economic climate. The S&P 500 Index rose a resounding 20.6%.1 Smaller cap stocks, the investment universe of the Fund, also achieved strong earnings growth, but received less attention from investors amid the blue chip rally.

[bullet] As a measure of the blue chips' lofty valuations, price-earnings multiples at June 30 were at 21 times estimated 1997 earnings, a high level by historical standards. If the economy were to falter at some point, it is likely that investors would rotate to smaller stocks for their impressive earnings growth potential.

The Fund

Performance for the Past Six Months

[bullet] The Fund had a total return of 7.6% during the period from January 1, 1997 through June 30, 1997.2 That return was the result of a rise in net asset value per share from $10.00 on January 2, 1997 to $10.76 on June 30, 1997.

Management Discussion

[bullet] In its early stages, the Fund has focused on small-cap and mid-cap companies that we view as likely industry leaders of tomorrow. These companies generally demonstrate the following characteristics: a revenue base below $1.5 billion but with rapid growth; profit margins in excess of 15%; and the ability to post superior earnings growth relative to their competitors. Among the Fund's concentrations were the networking, specialty software, and communications equipment sectors, industries in which order rates have remained especially strong in the current climate.

[bullet] In the technology area, the Fund had an investment in Rambus, Inc., a company that has perfected a technology to vastly increase the amount of content that can fit on a semiconductor. The technology, which Rambus licenses to major chip manufacturers like Intel, has helped to greatly improve chip design.

[bullet] In the media sector, the Fund had an investment in A.H. Belo Corp. A well-managed operator of broadcast and newspaper holdings, Belo includes the Dallas Morning News, the Providence Journal, and several West Coast television stations in its portfolio.

[bullet] The Fund also maintained a relatively strong exposure to the oil service sector and supply sectors through its investments in Camco, Inc., Ensco, Inc. and Noble Drilling. In a period of weak oil prices, these service and supply companies have fared better than exploration companies and have benefited from a consolidation following the industry woes of the late 1980s.

[bullet] The Fund's largest holding at June 30 was Polo Ralph Lauren. Operating in well-targeted niche markets, the company enjoys more stable earnings than most apparel companies. Given its strong reputation for high-quality merchandise, Polo is able to demand a price premium for its well-diversified product lines.


1 It is not possible to invest directly in the Index.

2 This return does not include the Fund's maximum 4.75% sales charge.

3 Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual return reflects the Fund's maximum 4.75% sales charge.

4 Because the Fund is actively managed, regional and industry weightings are subject to change. Five largest industry weightings represent 47.9% of the Portfolio's investments. Ten largest holdings represent 16.9% of the Portfolio's investments.

  Past performance is no guarantee of future results. The value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.



Fund Information
as of June 30, 1997

Average Annual Total Returns3

At net asset value

Life of Fund (1/2/97)                             7.6%

SEC returns (Including maximum sales charge)

Life of Fund (1/2/97)                             2.5%

Five Largest Industry Weightings4
By total net assets

Information Services             15.1%

Health Services                  12.5%

Oil & Gas                         7.7%

Communications Equipment          6.5%

Specialty Retail                  6.1%

Ten Largest Holdings4
By total net assets

Polo Ralph Lauren                 3.2%

Rambus, Inc.                      1.8

Genzyme Corp.                     1.6

Emmis Broadcasting, Class A       1.6

Bed Bath & Beyond, Inc.           1.5

Catalina Marketing Corp.          1.5

A.H. Belo Corp.                   1.5

BISYS Group, Inc.                 1.4

Vanstar Corp.                     1.4

Lin Television Corp.              1.4




EV Traditional Emerging Growth Fund as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks -- 104.0%

Security                                              Shares            Value

Advertising -- 2.4%
Catalina Marketing Corp.                                80           $  3,850
Outdoor Systems, Inc.                                   60              2,295
-----------------------------------------------------------------------------
                                                                     $  6,145
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Banks - Regional -- 0.8%
Colonial Bancgroup, Inc.                                80           $  1,940
-----------------------------------------------------------------------------
                                                                     $  1,940
-----------------------------------------------------------------------------

Banks and Money Services -- 1.7%
Bank United Corp. Class A                               50           $  1,900
First USA Paymentech, Inc.                              85              2,460
-----------------------------------------------------------------------------
                                                                     $  4,360
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Broadcasting and Cable -- 4.0%
Emmis Broadcasting Corp. Class A                        95           $  4,144
HBO & Co.                                               10                688
Jacor Communications, Inc.                              50              1,912
Lin Television Corp.                                    80              3,530
-----------------------------------------------------------------------------
                                                                     $ 10,274
-----------------------------------------------------------------------------

Building Materials -- 1.0%
Texas Industries, Inc.                                 100           $  2,656
-----------------------------------------------------------------------------
                                                                     $  2,656
-----------------------------------------------------------------------------

Business Products and Services -- 4.5%
Ecolab Inc.                                             50           $  2,387
CN Maximus, Inc.                                        50                893
Personal Group of America, Inc.                         50              1,440
Precision Response Corp.                                45                742
Teletech Holdings, Inc.                                100              2,625
Vanstar Corp.                                          250              3,531
-----------------------------------------------------------------------------
                                                                     $ 11,618
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Communications Services -- 0.8%
Transition Systems, Inc.                               115           $  2,091
-----------------------------------------------------------------------------
                                                                     $  2,091
-----------------------------------------------------------------------------

Communications Equipment -- 6.5%
Acend Communications, Inc.                              50           $  1,969
Brooktrout Technology, Inc.                             50                593
Cascade Communications Corp.                            25                690
Davox Corp.                                             50              1,787
ECI Telecommunications                                  60              1,785
Glenayre Technologies, Inc.                            100              1,637
Mosaix Inc.                                            200              2,725
Natural Microsystems Corp.                              50              1,800
Security Dynamics Technology, Inc.                      20                738
SunGard Data Systems, Inc.                              65              3,023
-----------------------------------------------------------------------------
                                                                     $ 16,747
-----------------------------------------------------------------------------

Computer Software -- 5.1%
Cambridge Technologies, Inc.                           110           $  3,520
Cognos Inc.                                             70              2,179
Comverse Technology, Inc.                               30              1,560
Peoplesoft, Inc.                                        30              1,583
Sterling Commerce Inc.                                  70              2,301
Veritas Software Corp.                                  40              2,010
-----------------------------------------------------------------------------
                                                                     $ 13,153
-----------------------------------------------------------------------------

Consumer Services -- 2.4%
G and K Services, Inc.                                  70           $  2,608
Strayer Education, Inc.                                 90              3,420
-----------------------------------------------------------------------------
                                                                     $  6,028
-----------------------------------------------------------------------------

Drugs -- 3.7%
Elan Corp. PLC ADR                                      50           $  2,263
Genzyme Corp. - General Division                       150              4,163
Genzyme Corp. - Tissue Repair                          140              1,418
Roberts Pharmaceutical Corp.                           150              1,678
-----------------------------------------------------------------------------
                                                                     $  9,522
-----------------------------------------------------------------------------

Electrical Equipment -- 0.3%
Chicago Minature Lamp, Inc.                             25           $    622
-----------------------------------------------------------------------------
                                                                     $    622
-----------------------------------------------------------------------------

Electronics - Semiconductors -- 5.4%
Cypress Semiconductor Corp.                            150           $  2,175
KLA Tencor Corp.                                        20                975
Level One Communications, Inc.                          20                769
Linear Technology Corp.                                 40              2,070
PRI Automation, Inc.                                    40              1,518
Rambus Inc.                                            100              4,650
Teradyne, Inc.                                          40              1,570
-----------------------------------------------------------------------------
                                                                     $ 13,727
-----------------------------------------------------------------------------

Entertainment -- 2.9%
MGM Grand, Inc.                                         70           $  2,590
Mirage Resorts, Inc.                                    70              1,768
Regal Cinemas                                           50              1,650
Speedway Motorsports                                    60              1,305
-----------------------------------------------------------------------------
                                                                     $  7,313
-----------------------------------------------------------------------------

Finance - Miscellaneous -- 0.7%
Capital One Financial Corp.                             50           $  1,888
-----------------------------------------------------------------------------
                                                                     $  1,888
-----------------------------------------------------------------------------

Furniture and Appliances -- 1.5%
Bed Bath & Beyond, Inc.                                130           $  3,949
-----------------------------------------------------------------------------
                                                                     $  3,949
-----------------------------------------------------------------------------

Health Services -- 12.5%
American Retirement Corp.                              150           $  2,663
Arterial Vascular Engineering                           60              1,931
Curative Health Services, Inc.                          70              2,013
Express Scripts, Inc. Class A                           75              3,131
Genesis Health Ventures, Inc. Class A                   90              3,038
Medic Computer Systems, Inc.                            75              1,669
MiniMed, Inc.                                          120              3,195
National Surgery Centers, Inc.                          35              1,238
Omnicare Inc.                                          100              3,138
Parexel International Corp.                             70              2,223
Pediatrix Medical Group, Inc.                           75              3,436
PhyCor Inc.                                             80              2,755
Sola International                                      50              1,675
-----------------------------------------------------------------------------
                                                                     $ 32,105
-----------------------------------------------------------------------------

Information Services -- 15.1%
Acxiom Corp.                                           100           $  2,050
Affiliated Computer Services, Inc.                     100              2,800
Aspect Development, Inc.                                25                652
Aspen Technologies, Inc.                                90              3,386
BISYS Group, Inc.                                       85              3,549
CCC Information Services Group                         110              2,145
Claremont Technology Group, Inc.                        50              1,188
FIserv Inc.                                             60              2,678
Gartner Group, Inc. Class A                             40              1,437
Harbinger Corp.                                        110              3,080
IDX Systems Corp.                                       75              2,587
National Data Corp.                                     30              1,299
Nova Corp. Georgia                                     100              2,594
Paychex Inc.                                            82              3,116
Pegasystems Inc.                                       100              3,138
Scopus Technology, Inc.                                136              3,043
-----------------------------------------------------------------------------
                                                                     $ 38,742
-----------------------------------------------------------------------------

Insurance -- 3.0%
CRA Managed Care, Inc.                                  50           $  2,609
HCC Insurance Holdings, Inc.                            90              2,402
Mutual Risk Management Ltd.                             60              2,753
-----------------------------------------------------------------------------
                                                                     $  7,764
-----------------------------------------------------------------------------

Investment Services -- 3.7%
Centura Banks, Inc.                                     60           $  2,753
Sovereign Bancorp, Inc.                                150              2,288
The Money Store, Inc.                                   60              1,721
The PMI Group, Inc.                                     45              2,807
-----------------------------------------------------------------------------
                                                                     $  9,569
-----------------------------------------------------------------------------

Leisure Equipment -- 0.4%
Cannondale Corp.                                        60           $  1,065
-----------------------------------------------------------------------------
                                                                     $  1,065
-----------------------------------------------------------------------------

Lodging and Gaming -- 1.4%
Promus Hotel Corp.                                      70           $  2,713
Station Casinos, Inc.                                  100                838
-----------------------------------------------------------------------------
                                                                     $  3,551
-----------------------------------------------------------------------------

Medical Products -- 2.9%
Acuson Corp.                                            70           $  1,610
Heartstream, Inc.                                      150              1,313
Invacare Corp.                                          55              1,286
Physio-control International Corp.                      60                900
Sofamor Danek Group, Inc.                               50              2,287
-----------------------------------------------------------------------------
                                                                     $  7,396
-----------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 1.8%
Camco International, Inc.                               50           $  2,738
Ensco International, Inc.                               35              1,846
-----------------------------------------------------------------------------
                                                                     $  4,584
-----------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 7.7%
Abacan Resource Corp.                                  250           $    796
American Exploration Co.                               105              1,535
Anadarko Petroleum Corp.                                30              1,800
Cairn Energy USA, Inc.                                 240              3,150
Louisiana Land & Exploration Corp.                      60              3,428
Noble Affiliates                                        50              1,934
Noble Drilling, Inc.                                    60              1,354
Nuevo Energy Co.                                        40              1,640
Swift Energy Co.                                        60              1,432
Triton Energy Ltd.                                      60              2,748
-----------------------------------------------------------------------------
                                                                     $ 19,817
-----------------------------------------------------------------------------

Publishing -- 2.3%
A.H. Belo Corp.                                         90           $  3,746
Franklin Covey Co.                                      80              2,025
-----------------------------------------------------------------------------
                                                                     $  5,771
-----------------------------------------------------------------------------

Retail - Food and Drug -- 2.2%
Papa John's International, Inc.                         70           $  2,572
Starbucks Corp.                                         80              3,115
-----------------------------------------------------------------------------
                                                                     $  5,687
-----------------------------------------------------------------------------

Retail - Specialty and Apparel -- 6.1%
Ann Taylor Stores                                      100           $  1,950
Claire's Stores, Inc.                                   75              1,312
Gadzooks, Inc.                                          40                780
K & G Men's Center, Inc.                                60              1,305
Pacific Sunwear of California                           20                645
Polo Ralph Lauren Corp.                                300              8,212
The Men's Wearhouse, Inc.                               50              1,575
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                                                                     $ 15,779
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Transportation -- 1.2%
Comair Holdings, Inc.                                  110           $  3,045
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                                                                     $  3,045
-----------------------------------------------------------------------------

Total Common Stocks
(identified cost $236,930)                                           $266,908
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Other assets, less liabilities -- (4.0%)                             $(10,243)
-----------------------------------------------------------------------------

Total Net Assets -- 100%                                             $256,665
-----------------------------------------------------------------------------

See notes to financial statements





EV Traditional Emerging Growth Fund as of June 30, 1997
FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 1997

Assets

Investments, at value (Note 1A)
(identified cost, $236,930)                                                    $266,908
Cash                                                                                663
Receivable for investments sold                                                     790
Dividends receivable                                                                 14
Receivable from investment adviser (Note 4)                                       2,724
Deferred organization expense                                                     4,502
---------------------------------------------------------------------------------------
Total assets                                                                   $275,601
---------------------------------------------------------------------------------------

Liabilities

Due to bank                                                                    $ 11,000
Payable for investments purchased                                                   710
Accrued organization expense                                                      5,000
Accrued expenses                                                                  2,226
---------------------------------------------------------------------------------------
Total liabilities                                                              $ 18,936
---------------------------------------------------------------------------------------
Net Assets for 23,857 shares of
beneficial interest outstanding                                                $256,665
---------------------------------------------------------------------------------------

Sources of Net Assets

Paid-in capital                                                                $235,343
Unrealized appreciation of investments
(computed on the basis of identified cost)                                       29,978
Accumulated undistributed net realized gain (loss) on investments                (8,806)
Undistributed net investment income                                                 150
---------------------------------------------------------------------------------------
Total net assets                                                               $256,665
---------------------------------------------------------------------------------------

Net Asset Value and
Redemption Price Per Share

($256,665 [divided by] 23,857 shares of
beneficial interest outstanding)                                               $  10.76
---------------------------------------------------------------------------------------

Computation of Offering Price

Offering price per share (100 [divided by] 95.25 of $10.76)                    $  11.30
---------------------------------------------------------------------------------------

See notes to financial statements





Statement of Operations

For the Six Months Ended
June 30, 1997

Investment Income

Income --
Dividends                                                                       $   150
---------------------------------------------------------------------------------------
Total income                                                                    $   150
---------------------------------------------------------------------------------------

Expenses --
Investment adviser fee (Note 4)                                                 $   783
Custodian fees                                                                    2,130
Amortization of organization expense                                                498
Transfer and dividend disbursing agent fees                                          50
Miscellaneous                                                                        46
---------------------------------------------------------------------------------------
Total expenses                                                                  $ 3,507
---------------------------------------------------------------------------------------

Deduct --
Preliminary reduction of investment adviser fee (Note 4)                        $   783
Preliminary allocation of expenses to the investment adviser (Note 4)             2,724
---------------------------------------------------------------------------------------

Net expenses                                                                          0
---------------------------------------------------------------------------------------

Net investment income                                                           $   150
---------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (identified cost basis) --              $(8,806)
---------------------------------------------------------------------------------------
Unrealized appreciation of investments                                          $29,978
---------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                                 $21,172
---------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                            $21,322
---------------------------------------------------------------------------------------

See notes to financial statements





Statement of Changes in Net Assets

                                                                             Six Months Ended
                                                                             June 30,1997
                                                                             (Unaudited)
Increase (Decrease)
in Net Assets
From operations --
Net investment income                                                          $    150
Net realized loss on investments                                                 (8,806)
Unrealized appreciation of investments                                           29,978
---------------------------------------------------------------------------------------
Net increase in net assets from operations                                     $ 21,322
---------------------------------------------------------------------------------------

Transactions in shares of beneficial
interest (Note 3) --
Proceeds from sales of shares                                                  $152,343
Cost of shares redeemed                                                         (17,000)
---------------------------------------------------------------------------------------

Increase in net assets from
Fund share transactions                                                        $135,343
---------------------------------------------------------------------------------------

Net increase in net assets                                                     $156,665
---------------------------------------------------------------------------------------

Net Assets
At beginning of period                                                         $100,000
---------------------------------------------------------------------------------------

At end of period (including undistributed
net investment income of $150)                                                 $256,665
---------------------------------------------------------------------------------------

See notes to financial statements





Financial Highlights

                                                                           Six Months Ended
                                                                             June 30,1997
                                                                             (Unaudited)
Net asset value -- Beginning of period                                          $10.000
---------------------------------------------------------------------------------------

Income from operations

Net investment income                                                           $ 0.006
Net realized and unrealized gain on investments                                   0.754
---------------------------------------------------------------------------------------
Total income from operations                                                    $ 0.760
---------------------------------------------------------------------------------------

Net asset value -- End of period                                                $10.760
---------------------------------------------------------------------------------------

Total Return(1)                                                                    7.60%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data *

Net assets, end of year (000's omitted)                                         $   257
Ratio of net expenses to average net assets                                        0.00%+
Ratio of net investment income to average net assets                               0.14%+
---------------------------------------------------------------------------------------
Portfolio Turnover                                                                  137%
---------------------------------------------------------------------------------------
Average Commission Rate Paid**                                                  $0.0592
---------------------------------------------------------------------------------------

* For the six months ended June 30,1997, the operating expenses of the Fund reflect a preliminary waiver of the investment adviser fee and an allocation of expenses to the Investment Adviser.
  Had such actions not been taken, net investment income (loss) per share and the ratios would have been as follows:

Net investment loss per share                                                   $(0.141)
---------------------------------------------------------------------------------------

Ratios (As a percentage of average net assets):
Expenses                                                                           3.36%+
Net investment loss                                                               (3.22)%+

+   Computed on an annualized basis.

**  Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

See notes to financial statements




EV Traditional Emerging Growth Fund as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies

EV Traditional Emerging Growth Fund (the "Fund" ) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A Security Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

B Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F Interim Financial Information -- The interim financial statements relating to June 30, 1997 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make (A) at least one distribution annually (normally in December) of substantially all of the investment income earned by the Fund, less its expenses and (B) at least one distribution annually of substantially all of the capital gains realized by the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in overdistributions only for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest

The declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                        Six Months Ended
                         June 30, 1997
                          (Unaudited)

Sales                       15,456
Redemptions                 (1,599)
----------------------------------
Net increase                13,857
----------------------------------


4 Investment Adviser Fee and
  Other Transactions with Affiliates

Eaton Vance Management (EVM) earns an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. The fee is computed at the monthly rate of 0.0625% (0.75% per annum) of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1997, the effective annual rate, based on average daily net assets, was 0.75%. EVM voluntarily waived the entire investment adviser fee for the period and also assumed $2,724 of additional Fund expenses.

Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Fund are officers and directors/trustees of the above organization.

Trustees of the Fund that are not affiliated with the Investment Advisor may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended June 30, 1997, no fees have been deferred.

5 Service Plan

The Trustees of the Fund adopted a Service Plan designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers Inc. The Plan provides that the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the Principal Underwriter, financial service firms ("Authorized Firms") and other persons in amounts not exceeding .25% of the Fund's average daily net assets for any fiscal year. The Trustees of the Trust have initially implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of the Fund's average daily net assets for any fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. The Fund expects to begin making service fee payments during the quarter ending March 31,1998.

6 Investment Transactions

Purchases and sales of investments, other than U.S. Government
Securities and short-term obligations, aggregated $54,245 and $34,830 respectively.

7 Federal Income Tax Basis of Investments

The cost and unrealized appreciation/depreciation in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

Aggregate cost                    $     236,930
Gross unrealized appreciation     $      35,210
Gross unrealized depreciation            (5,232)
-----------------------------------------------
Net unrealized appreciation       $      29,978
-----------------------------------------------

EV Traditional Emerging Growth Fund as of June 30, 1997

INVESTMENT MANAGEMENT

EV Traditional Emerging Growth Fund

Officers

James B. Hawkes
President and Trustee

M. Dozier Gardner
Trustee

Clifford H. Krauss
Vice President

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of
Business Administration

Norton H. Reamer
President, United Asset Management Corporation

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



Investment Advisor and
Administrator of EV Traditional
Emerging Growth Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123



EV Traditional Emerging Growth Fund
24 Federal Street
Boston, MA 02110

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

T-2-645-8/97